UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21677

 NAME OF REGISTRANT:                     Cohen & Steers International
                                         Realty Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


Cohen & Steers International Realty Fund
--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  701557653
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  09-May-2008
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALSTRIA OFFICE REIT-AKTIENGESELLSCHAFT, HAMBURG                                             Agenda Number:  701556120
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0378R100
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  DE000A0LD2U1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY, with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 28,400,000 as follows: payment
       of a dividend of EUR 0.52 per no-par share
       ex-dividend and payable date: 06 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Berlin

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10%, from
       the market price of the shares, on or before
       04 DEC 2009, the Board of Managing Directors
       shall be authorized to sell the shares on the
       Stock Exchange or to offer them to all Shareholders,
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with Mergers and
       Acquisitions or for satisfying conversion or
       option rights, to use the shares as Employee
       Shares or within the scope of the Company's
       stock option plan, and to retire the shares

7.     Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new transparency
       directive implementation Law Section 4[2],
       regarding the Company being authorized to transmit
       information to shareholders by electronic means




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701365529
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  OGM
    Meeting Date:  17-Oct-2007
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 OCT 2007 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the share purchase program and the reissuance     Mgmt          For                            For
       of repurchased shares

E.1    Approve the merger by absorption of Sviluppi              Mgmt          For                            For
       Immobiliari Spa, Beni Stabili Immobiliare Garibaldi
       Spa and Torino Zerocinque Investment Spa

E.2    Amend the Article 3 of the By-Laws [corporate             Mgmt          For                            For
       purpose]

3.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701498037
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  MIX
    Meeting Date:  22-Apr-2008
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors and the Auditors report,
       dividend distribution, adjournment thereof

O.2    Approve the integration of commitment to Audit            Mgmt          For                            For
       Firm, adjournment thereof

O.3    Approve the assignment of commitment to the               Mgmt          For                            For
       Audit Firm, adjournment thereof

O.4    Approve the Plan to buy back own shares, adjournment      Mgmt          For                            For
       thereof

O.5    Approve the New Stock Option Plan, adjournment            Mgmt          For                            For
       thereof

E.1    Amend the Articles of Corporate By Laws, adjournment      Mgmt          For                            For
       thereof

E.2    Authorize the Board of Directors the faculty              Mgmt          For                            For
       to increase in capital, adjournment thereof

E.3    Approve the Corporate By Laws amendments, adjournment     Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701306311
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2007
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.     Re-elect Mr. Robert Bowden as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Colin Cowdery as a Director                  Mgmt          For                            For

5.     Re-elect Mr. John Travers as a Director                   Mgmt          Against                        Against

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the remuneration report                           Mgmt          For                            For

9.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 14 JUL 2006 pursuant to Section 80 of the
       Companies Act 1985

S.10   Approve to waive the pre-emption rights held              Mgmt          For                            For
       by existing shareholders which attach to future
       issue for cash of equity securities of Company
       by virtue of Section 89 of the Companies Act
       1985

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       to enable the Company to take advantage of
       new provisions in the Companies Act 2006 enabling
       communications by electronic means between
       the Company and its shareholders, including
       by way of a website

13.    Approve [as required by the Disclosure & Transparency     Mgmt          For                            For
       Rules] the Company using electronic means to
       communicate with its shareholders

14.    Amend The British Land Company Long Term Incentive        Mgmt          For                            For
       Plan [the LTIP]




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC, LONDON                                                                         Agenda Number:  701504119
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007, together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold office from the conclusion of the this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid and authorize the Directors to fix the
       Auditors' remuneration

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-elect Mr. Steven Owen as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Peter Dawson as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Steven Lee as a Director                     Mgmt          For                            For

8.     Re-elect Mr. Mark Moran as a Director                     Mgmt          For                            For

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 94 of the
       Act] up to an aggregate nominal value of GBP
       12,232,591[being the Company's unissued ordinary
       share capital]; [Authority expires at the end
       of 5 years]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and subject to the passing
       of Resolution 9, and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94(2) of the Act],
       for cash pursuant to the authority conferred
       by Resolution 9, as if Section 89(1) of the
       Act] did not apply to the allotment, provided
       that this power is limited to the allotment
       of equity securities: i) up to an aggregate
       nominal amount of GBP 3,383,370[being 5% of
       the nominal value of the Company's issued ordinary
       share capital as at 7 MAR 2008]; and ii) in
       connection with a rights issue in favor of
       all holders of ordinary shares made in proportion[as
       nearly as may be] to the respective numbers
       of relevant equity securities held in by them
       [but subject to such exclusions or other arrangements
       as the Board may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any regulatory body or
       stock exchange in, and territory or otherwise
       whatsoever; [Authority expires at the end of
       5 years]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; the power conferred
       on the Directors by this resolution shall also
       apply to a sale of treasury shares, which is
       an allotment of equity securities by virtue
       of Section 93 (3A) of the Act, but with the
       omission of the words "pursuant to the general
       authority conferred by resolution 9"

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make one or more market purchases [Section
       163(3) of the Act] on the London Stock Exchange
       of ordinary shares of 25p each in the Capital
       of the Company, the maximum aggregate number
       of ordinary shares hereby authorized to be
       purchased is 27,066,963 [representing 10% of
       the Company's issued ordinary share capital]
       at a minimum price of 25p and not more than
       5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List for the 5 business
       days before the purchase is made; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months]; the Company, before
       the expiry, may make a contract or contracts
       to purchase ordinary shares under the authority
       hereby conferred which will or may be executed
       wholly or partly after such expiry

S.12   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialed by the Chairman for
       the purpose of identification be and are hereby
       adopted as the new articles of association
       of the Company in substitution for and to the
       exclusion of all existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTIES CORPORATION                                                           Agenda Number:  932834624
--------------------------------------------------------------------------------------------------------------------------
        Security:  112900105
    Meeting Type:  Annual and Special
    Meeting Date:  24-Apr-2008
          Ticker:  BPO
            ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      THE SPECIAL RESOLUTION TO DECREASE THE NUMBER             Mgmt          For                            For
       OF DIRECTORS FROM 13 TO 12, AS MORE PARTICULARLY
       DESCRIBED IN THE CORPORATION'S MANAGEMENT PROXY
       CIRCULAR DATED MARCH 17, 2008;

B      THE AMENDMENT OF THE CORPORATION'S SHARE OPTION           Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED
       FOR ISSUANCE PURSUANT TO THE PLAN, AS MORE
       PARTICULARLY DESCRIBED IN THE CORPORATION'S
       MANAGEMENT PROXY CIRCULAR DATED MARCH 17, 2008;

C      DIRECTOR
       MR. GORDON E. ARNELL                                      Mgmt          For                            For
       MR. WILLIAM T. CAHILL                                     Mgmt          For                            For
       MR. RICHARD B. CLARK                                      Mgmt          For                            For
       MR. JACK L. COCKWELL                                      Mgmt          For                            For
       MR. J. BRUCE FLATT                                        Mgmt          For                            For
       MR. RODERICK D. FRASER                                    Mgmt          For                            For
       MR. PAUL D. MCFARLANE                                     Mgmt          For                            For
       MR. ALLAN S. OLSON                                        Mgmt          For                            For
       MS. LINDA D. RABBITT                                      Mgmt          For                            For
       MR. ROBERT L. STELZL                                      Mgmt          For                            For
       MS. DIANA L. TAYLOR                                       Mgmt          For                            For
       MR. JOHN E. ZUCCOTTI                                      Mgmt          For                            For

D      THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX
       THE AUDITORS' REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 CA-IMMOBILIEN-ANLAGEN AG                                                                    Agenda Number:  701538514
--------------------------------------------------------------------------------------------------------------------------
        Security:  A1144Q155
    Meeting Type:  AGM
    Meeting Date:  13-May-2008
          Ticker:
            ISIN:  AT0000641352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of annual report, report         Mgmt          Abstain                        Against
       of the Managing Board and the Supervisory Board
       for 2007

2.     Approve the allocation of the net income for              Mgmt          For                            For
       2007

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for 2007

4.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Supervisory Board

5.     Elect the Auditors for 2008                               Mgmt          For                            For

6.     Approve the amendment of the authorization of             Mgmt          For                            For
       the Board of Directors from the 20th AGM on
       29 MAY 2007 to dispense convertible bonds with
       a total nominal amount of EUR 317,185,011,00
       till 12 MAY 2013 and to allow the bond holders
       of convertible bonds conversion privileges
       by 43,629,300 pieces of shares

7.     Amend the Company Charta in Paragraph 4 'Basic            Mgmt          For                            For
       Capital and Shares'

8.     Grant authority to repurchase or collect own              Mgmt          For                            For
       shares up to 10% of the shares capital within
       the next 30 months due Par 65

9.     Amend the Company Charter in Paragraphs 8, 24             Mgmt          For                            For
       and 25 as specified




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701403204
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2007
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, for the acquisition [the              Mgmt          For                            For
       "Acquisition"] of the Property known as Wilkie
       Edge [as specified in the circular dated 05
       NOV 2007 issued by CapitaCommercial Trust Management
       Limited, as Manager of CCT [the "CCT Manager"],
       to unitholders of CCT [the "Circular"]] from
       CapitaLand Selegie Private Limited ["CSPL']
       for a purchase consideration of SGD 182.7 million
       or [in the event that The Ascott Group Limited
       fails to obtain the approval of its shareholders
       for the Lease [as specified] of the Serviced
       Apartments Component [as specified] or the
       agreement for lease dated 29 AUG 2007 [the
       "Agreement for Lease"] made between the Trustee
       [as specified], CSPL and Ascott Scotts Pte
       Ltd ["ASPL"] is annulled or terminated or deemed
       annulled or terminated pursuant to the provisions
       thereof thereby resulting in the Trustee ceasing
       to be obliged to enter into the Lease] SGD
       262.0 million, on the terms and conditions
       set out in the sale and purchase agreement
       dated 20 JUL 2007 [the "Sale and Purchase Agreement"]
       made between HSBC Institutional Trust Services
       [Singapore] Limited, in its capacity as trustee
       of CCT [the "Trustee"] and CSPL; the grant
       of an option [the "Option"] to CSPL to require
       the Trustee to enter into an agreement for
       lease to facilitate the grant of a lease [the
       "Lease"] of the serviced apartments component
       of the Property [comprising 154 serviced apartment
       units of approximately 7,751 sq m of net lettable
       area] [the "Serviced Apartments Component"],
       to a party nominated by CSPL, and the Trustee's
       entry into the Agreement for Lease and the
       Trustee's grant of the Lease on the terms and
       conditions set forth in the Agreement for Lease
       and the Lease respectively, in favour of ASPL,
       pursuant to the terms of the Sale and Purchase
       Agreement and authorize the CCT Manager, any
       Director of the CCT Manager and the Trustee
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the CCT Manager, such director
       of the CCT Manager or, as the case may be,
       the Trustee may consider expedient or necessary
       or in the interests of CCT to give effect to
       the Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          For                            For
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          For                            For
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505868
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the YE
       31 DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend 1-tier of              Mgmt          For                            For
       SGD 0.08 per share and a special 1-tier dividend
       of SGD 0.07 per share for the YE 31 DEC 2007

3.     Approve the Directors' fees of SGD 1,323,900              Mgmt          For                            For
       for the YE 31 DEC 2007

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.4    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. Jackson Peter Tai as a Director,             Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Dr. Victor Fung Kwok King as a Director,         Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.     Transact other business                                   Non-Voting    No vote

8.a    Authorize the Directors of the Company, pursuant          Mgmt          Abstain                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: a) i) issue shares in
       the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued shares in the capital of
       the Company [as calculated in accordance this
       resolution]; 2) [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; and 3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force (unless
       such compliance has been waived by the SGX-ST)
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

8.b    Authorize the Directors to: a) grant awards               Mgmt          Against                        Against
       in accordance with the provisions of the Capita
       Land Performance Share Plan [ Performance Share
       Plan] and/or the Capita Land Restricted Stock
       Plan [Restricted Stock Plan] and; b) allot
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the Capita land Share Option Plan and/or
       such number of fully paid shares in the Company
       as may be required to be issued pursuant to
       the vesting of awards under the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Capita
       land Share Plan, Performance Share Plan and
       Restricted Stock Option Plan shall not exceeding
       15% of the total issued shares in the capital
       of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire ordinary shares
       in the capital of the Company [Shares] not
       exceeding in aggregate the Maximum Limit [as
       specified], at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price [as specified],
       whether by way of; (i) market purchase(s) on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or
       (ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGXST or, as the case may
       be, Other Exchange as may for the time being
       be applicable, and approve the generally and
       unconditionally [the Share Purchase Mandate];[Authority
       expires the earlier at the conclusion of the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by Law to be held]; in this Resolution: Average
       Closing Price means the average of the last
       dealt prices of a Share for the 5 consecutive
       Market Days on which the Shares are transacted
       on the SGX-ST or, as the case may be, Other
       Exchange immediately preceding the date of
       market purchase by the Company or, as the case
       may be, the date of the making of the offer
       pursuant to the off-market purchase, and deemed
       to be adjusted in accordance with the listing
       rules of the SGX-ST for any corporate action
       which occurs after the relevant 5-day period;
       date of the making of the offer& means the
       date on which the Company makes an offer for
       the purchase or acquisition of Shares from
       shareholders, stating therein the purchase
       price (which shall not be more than the Maximum
       Price) for each Share and the relevant terms
       of the equal access scheme for effecting the
       off-market purchase; Market Day means a day
       on which the SGX-ST is open for trading in
       securities; Maximum Limit& means that number
       of Shares representing 10% of the issued Shares
       as at the date of the passing of this Resolution
       [excluding any Shares which are held as treasury
       shares]; and; Maximum Price in relation to
       a Share to be purchased or acquired, means
       the purchase price [excluding brokerage, commission,
       applicable goods and services tax and other
       related expenses] which shall not exceed: (i)
       in the case of a market purchase of a Share,
       105% of the Average Closing Price of the Shares;
       and (ii) in the case of an off-market purchase
       of a Share pursuant to an equal access scheme,
       110% of the Average Closing Price of the Shares;
       and authorize the Directors of the Company
       and/or to complete and do all such acts and
       things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company, as specifed




--------------------------------------------------------------------------------------------------------------------------
 CASTELLUM AB, GOTHENBURG                                                                    Agenda Number:  701466939
--------------------------------------------------------------------------------------------------------------------------
        Security:  W2084X107
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  SE0000379190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect Mr. Claes Beyer to preside as the Chairman          Mgmt          For                            For
       of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve whether or not the general meeting has            Mgmt          For                            For
       been duly convened

6.     Receive the annual accounts and the audit report          Mgmt          For                            For
       as well as the Group accounts and the Group
       audit report; presentation by the Chairman
       of the Board of Directors and the Managing
       Director

7.     Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and the consolidated balance sheet

8.     Appprove the allocation of the Company's profit           Mgmt          For                            For
       in accordance with the adopted balance sheet
       [distribution of SEK 3 per share]

9.     Grant discharge from liability towards the Company        Mgmt          For                            For
       in respect of the Members of the Board of Directors
       and the Managing Director

10.    Receive the Election Committee's report on its            Mgmt          For                            For
       work

11.    Approve the number of the Members of the Board            Mgmt          For                            For
       of Directors to be set at 7

12.    Approve to increase the current level of remuneration     Mgmt          For                            For
       to the Members of the Board of Directors by
       SEK 140,000 to SEK 1,740,000, out of which
       SEK 450,000 should be allocated to the Chairman
       of the Board of Directors and SEK 215,000 to
       each of the remaining Members of the Board
       of Directors; the amounts include compensation
       for committee work

13.    Re-elect Messrs. Jan Kvarnstrom, Per Berggren,            Mgmt          For                            For
       Marianne Dicander Alexandersson, Ulla-Britt
       Frajdin-Hellqvist, Christer Jacobson and Goran
       Linden and Mats Wappling as the Members of
       the Board of Directors and Mr. Jan Kvarnstrom
       as the Chairman of the Board of Directors

14.    Appoint a new election committee in preparation           Mgmt          For                            For
       for the AGM to be held in 2009, in accordance
       with the previously applied model, as specified

15.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Members of the Executive Management
       of the Company

16.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       on 1 or several occasions the Company's own
       shares provided that the Company will at no
       time hold more than 10% of the total shares
       in the Company and to transfer the number of
       own shares held at the time, with deviation
       from the shareholders' preferential rights;
       [Authority expires at the next AGM]




--------------------------------------------------------------------------------------------------------------------------
 CFS RETAIL PROPERTY TRUST                                                                   Agenda Number:  701335653
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22625208
    Meeting Type:  AGM
    Meeting Date:  23-Aug-2007
          Ticker:
            ISIN:  AU000000CFX0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purpose of Listing Rule 10.1             Mgmt          For                            For
       of the Listing Rules of the Australian Securities
       Exchange Limited [ASX] and for all other purposes,
       the acquisition by the Responsible Entity of
       CFX of a 50% interest in Chatswood Chase, Victoria
       Avenue, Chatswood, NSW, from Commonwealth Bank
       of Australia ABN 48 123 123 124, as specified

2.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of the Listing Rules of the Australian Securities
       Exchange Limited and for all other purposes,
       the issue of the 93,023,256 ordinary units
       as specified

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT                                                Agenda Number:  701556029
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Li Ka-shing as a Director                       Mgmt          For                            For

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.3    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.4    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            For

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            For

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            For

3.7    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, be and is hereby generally and
       unconditionally approved, the aggregate nominal
       amount of shares of the Company to be repurchased
       by the Company pursuant to the approval in
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       Resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.3    Approve that the general mandate granted to               Mgmt          Against                        Against
       the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HLDGS LTD                                                                   Agenda Number:  701535481
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M192
    Meeting Type:  AGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  BMG2108M1929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements, Directors' report and
       Auditors' report for the YE 31 DEC 2007

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.a    Re-elect Mr. Joseph Lau, Luen-hung as a Director          Mgmt          For                            For

3.b    Re-elect Ms. Amy Lau, Yuk-wai as a Director               Mgmt          For                            For

3.c    Re-elect Mr. Chan, Kwok-wai as a Director                 Mgmt          For                            For

3.d    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to purchase issued shares of HKD 0.10
       each in the capital of the Company subject
       to and in accordance with all applicable Laws
       and requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the shares capital of the Company
       in issue as at the date of passing this resolution,
       and the said approve shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law and/or the Company's Bye-Laws to be held]

6.     Authorize the Directors of the Company to issue,          Mgmt          Against                        Against
       allot and deal with additional shares in the
       capital of the Company and to make grant offers,
       agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       a i) right issue, ii) share option scheme iii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-Laws of
       the Company

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 6, to
       the aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CITYCON OYJ, HELSINKI                                                                       Agenda Number:  701467664
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1422T116
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2008
          Ticker:
            ISIN:  FI0009002471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2.   Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.04 per share and equity
       return of EUR 0.10 per share

1.3.   Grant discharge from liability                            Mgmt          For                            For

1.4.   Approve the remuneration of the Board Members             Mgmt          For                            For

1.5.   Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6.   Elect the number of the Board Members                     Mgmt          For                            For

1.7.   Elect the Board                                           Mgmt          For                            For

1.8.   Elect the Auditor(s)                                      Mgmt          For                            For

2.     Amend the terms and conditions of the Option              Mgmt          For                            For
       Plan 2004




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701542892
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 22 APR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting and announcements                  Non-Voting    No vote

2.     Receive the report of the Management Board on             Non-Voting    No vote
       the 2007 FY

3.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

4.     Adopt the dividend proposal for the 2007 FY               Mgmt          For                            For

5.     Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the 2007 FY

6.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the 2007 FY

7.     Announcement of proposed re-appointment of two            Non-Voting    No vote
       Members of the Management Board

8.a    Notice that Mr. Van Der Meer, Mr. Vos and Mr.             Non-Voting    No vote
       Borgdorff will be resigning by rotation as
       of the close of the General Meeting of shareholders

8.b    Motion by the Supervisory Board to Re-appoint             Non-Voting    No vote
       Mr. Van Der Meer, Mr. Vos and Mr. Borgdorff
       as Members of the Supervisory Board subject
       to the condition precedent that the general
       meeting of shareholders does not exercise its
       right as stated at 8(c) and does not request
       an extension of time for the motions in order
       to make a recommendation

8.c    The general meeting of shareholders will be               Non-Voting    No vote
       given the opportunity to recommend persons
       to be proposed as Supervisory Board Members

8.d    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Van Der Meer as a Member of the Supervisory
       Board

8.e    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Vos as a Member of the Supervisory Board

8.f    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Borgdorff as a Member of the Supervisory Board

9.     Re-appoint the External Auditor                           Mgmt          Against                        Against

10.    Amend the Remuneration Policy for the Management          Mgmt          For                            For
       Board

11.    Any other business                                        Non-Voting    No vote

12.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701620747
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08463101
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701556524
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report of the remuneration Committee          Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare a final dividend of 15.0p per ordinary            Mgmt          For                            For
       share for the YE 31 DEC 2007

4.     Re-elect Mr. J.C. Ivey as a Director                      Mgmt          For                            For

5.     Re-elect Mr. S.P. Silver as a Director                    Mgmt          For                            For

6.     Re-elect Mr. C.J. Odom as a Director                      Mgmt          For                            For

7.     Re-elect Mr. R.A. Farnes as a Director                    Mgmt          For                            For

8.     Re-elect Mr. S. J. Neathercoat as a Director              Mgmt          For                            For

9.     Elect Mr. D.G. Silverman as a Director                    Mgmt          For                            For

10.    Re-appoint BDO Stoy Hayward LLP as the Auditor            Mgmt          For                            For
       and authorize the Directors to determine its
       remuneration

11.    Grant authority for the allotment of relevant             Mgmt          For                            For
       securities

S.12   Grant authority for the limited disapplication            Mgmt          For                            For
       of pre-emption rights

S.13   Authorize the Company to exercise its power               Mgmt          For                            For
       to purchase its own shares

S.14   Adopt the new Articles of Association                     Mgmt          For                            For

15.    Approve the changes to the Company's Performance          Mgmt          For                            For
       Share Plan

16.    Grant authority for the implementation of a               Mgmt          For                            For
       new Employee Share Option Plan




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701582339
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 27 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       the annual report for the 2007 FY with the
       report of the Supervisory Board, the group
       financial statements and the annual report,
       and the report pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 433,019.55 as follows: the distributable
       profit shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst + Young AG, Eschborn

6.     Authorization to acquire own shares the existing          Mgmt          For                            For
       authorized capital shall be revoked; the Company
       shall be authorized to acquire own shares up
       to 10% of its share capital, at prices not
       deviating not more than 20% from the market
       price, of the shares on or before 16 DEC 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for the satisfaction
       of the conversion and option rights, and to
       retire shares

7.     Amendment to the Articles of Association, the             Mgmt          For                            For
       Members of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 20,000,
       the Chairman shall receive twice, and the Deputy
       Chairman one and a half times the amount

8.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 13,200,000 through
       the issue of up to 13,200,000 new ordinary
       shares against payment in cash or kind, on
       or before 16 JUN 2013; shareholders shall be
       granted subscription rights, except for residual
       amounts for the issue of shares for acquisition
       purposes or at a price not materially below
       their market price, as well as for the granting
       of such rights to holders of bonds or warrants

9.     Resolution on the authorization to issue bonds            Mgmt          For                            For
       or profit sharing rights, the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds or profit
       sharing rights of up to EUR 65,000,000, having
       a term of up to 20 years and conferring a conversion
       or option right for new shares of the Company,
       on or before 16 JUN 2013; shareholders shall
       be granted subscription rights except for the
       issue of bonds or profit sharing rights at
       a price not materially below their theoretical
       market value, for residual amounts for the
       granting of such rights to other bondholders
       and for the issue of bonds or profit sharing
       rights against payment in kind; the share capital
       shall be increased accordingly by up to EUR
       2,700,000, through the issue of up to 2,700,000
       new bearer shares, insofar as conversion or
       option rights are exercised

10.    Elections to the Supervisory Board 1) Mr. Hermann         Mgmt          For                            For
       T. Dambach, 2) Mr. Uwe E. Flach

11.    Approval of the profit transfer agreements with           Mgmt          For                            For
       the Company's wholly owned subsidiaries Deutsche
       Wohnen Immobilien Management Gmbh and Deutsche
       Wohnen Service Gmbh

12.    Resolution on the authorization to grant stock            Mgmt          For                            For
       options the creation of contingent capital,
       and the corresponding amendment to the Articles
       of Association; the Company shall be authorized
       to grant stock options for up to 100,000 new
       shares to executives and employees of the Company
       and its affiliates, with the next five years,
       the Company's share capital shall be increased
       accordingly by up to EUR 100,000, insofar as
       stock options are exercised




--------------------------------------------------------------------------------------------------------------------------
 EUROCOMMERCIAL PROPERTIES NV                                                                Agenda Number:  701392172
--------------------------------------------------------------------------------------------------------------------------
        Security:  N31065142
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2007
          Ticker:
            ISIN:  NL0000288876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 31 OCT 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Receive the annual report of the Board of Management      Mgmt          Abstain                        Against
       for the FYE 30 JUN 2007

3.     Adopt the annual accounts of the Company for              Mgmt          For                            For
       the FYE 30 JUN 2007, approve to allocate the
       profit of the FYE 30 JUN 2007, and to determine
       the terms for payment of the dividend for the
       FYE 30 JUN 2007 and to have the opportunity
       to ask questions to the Auditors of the Company
       about the annual accounts in relation to their
       statement on the fairness of those accounts;
       declare a dividend of 0.167 per ordinary share
       [1.67 per depositary receipt] to be paid on
       30 NOV 2007

4.     Grant discharge to the Board of Supervisory               Mgmt          For                            For
       Directors from liability in respect of its
       supervision in the FYE 30 JUN 2007

5.     Grant discharge to the Board of Management from           Mgmt          For                            For
       liability in respect of its Management in the
       FYE 30 JUN 2007

6.     Approve the remuneration of the Board of Supervisory      Mgmt          For                            For
       Directors

7.     Approve the remuneration of the Board of Management       Mgmt          For                            For

8.     Re-appoint Ernst  & Young Accountants, Amsterdam          Mgmt          For                            For
       as the Auditors of the Company for the current
       FY

9.     Approve to continue the existing designation,             Mgmt          Against                        Against
       expiring on 30 NOV 2009, pursuant to Articles
       96 and 96a of Book 2 of the Netherlands Civil
       Code, of the meeting of holders of priority
       shares as the authorized body in connection
       with the issue of shares and rights to obtain
       shares, and the exclusion or restriction of
       pre-emptive rights thereon to the amount of
       the difference between i) the available number
       of shares according to the authorized capital
       as amended and ii) the number of issued shares
       and/or options thereon said designation and
       authorization to be made for the period until
       30 NOV 2010 and to apply mutatis mutandis to
       the sale and transfer of bought back shares
       and depositary receipts thereon by the Company

10.    Approve to continue the existing authorization            Mgmt          For                            For
       of the Board of Management to acquire fully
       paid shares or depositary receipts thereof
       on behalf of the Company pursuant to Article
       98 of Book 2 of the Netherlands Civil Code
       up to a maximum of 10% of the issued share
       capital and for a price being equal to or ranging
       between the nominal value and the higher of
       the prevailing net asset value or the prevailing
       stock market price; said authorization to be
       made for the period until 31 DEC 2008

11.    Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FABEGE AB, SOLNA                                                                            Agenda Number:  701472259
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7888D108
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2008
          Ticker:
            ISIN:  SE0000950636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Erik Paulsson as the Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voters list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to check the minutes                 Mgmt          For                            For

6.     Approve whether the meeting has been duly convened        Mgmt          For                            For

7.     Receive the annual report and the audit report            Mgmt          For                            For
       and the consolidated financial statements and
       consolidated audit report

8.A    Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet and the consolidated profit and loss
       account and the consolidated balance sheet

8.B    Approve to decide on a dividend of SEK 4 per              Mgmt          For                            For
       share for 2007

8.C    Grant discharge from the liability for the Board          Mgmt          For                            For
       of Directors and the Chief Executive Officer

8.D    Approve a record date for payment of a dividend           Mgmt          For                            For
       as 08 APR 2008; it is estimated the dividends
       will be distributed by VPC AB on 11 APR 2008

9.     Approve to reduce the Company's share capital             Mgmt          For                            For
       by SEK 260,794,180.50 through the withdrawal
       of 9,150,673 shares and decide on a bonus issue
       in accordance with the following: the bonus
       issue shall increase the share capital by SEK
       270,893,196.80, without the issue of new shares

10.    Approve to decide on the number of the Directors          Mgmt          For                            For
       at 8, without Deputies

11.    Approve a total Directors' fees of SEK 2,445,000,         Mgmt          For                            For
       to be divided as follows: SEK 375,000 to the
       Chairman of the Board, SEK 185,000 to each
       Non-Executive Director; SEK 835,000 to Mr.
       Erik Paulsson as a separate fee for assisting
       Group Management in 2 projects and SEK 125,000
       for work in the Audit Committee; and that the
       payment of the Auditors' fees in accordance
       with the approved invoice[s]

12.    Re-elect Messrs. Gote Dahlin, Christian Hermelin,         Mgmt          For                            For
       Sven-Ake Johansson, Martha Josefsson, Helen
       Olausson, Mats Qviberg, Erik Paulsson and Svante
       Paulsson as the Board of Directors and Mr.
       Erik Paulsson  as the Chairman of the Board

13.    Approve that the principles for the appointment           Mgmt          For                            For
       of the Nomination Committee for 2009 AGM remain
       unchanged, i.e. that a Nomination Committee
       be appointed no later than 6 months before
       the 2009 AGM and consist of representatives
       for the 4 largest shareholders

14.    Approve to decide on the principles of the compensation   Mgmt          For                            For
       for the Company Management

15.    Authorize the Board, for a period ending no               Mgmt          For                            For
       later than the next AGM, to buy back shares
       in the Company and assign such shares to other
       parties; share buybacks are subject to a limit
       of no more than 10% of the total number of
       outstanding shares at any time; acquisition
       must be made by purchase on the Stockholm Stock
       Exchange, the right to assign shares is subject
       to a limit of no more than 10% of all outstanding
       shares at any time; assignment may be made
       on the Stockholm Stock Exchange and, derogating
       from the preferential rights of shareholders,
       to 3rd parties in connection with the acquisition
       of properties of business; payment for assigned
       shares may be made in cash, in kind, by offset
       or in another manner subject to terms and conditions

16.    Approve, for the purpose of achieving an appropriate      Mgmt          For                            For
       ownership structure and improving liquidity
       in the Company's shares, that the shareholders,
       upon a decision by the Board, be offered to
       buy or sell, free of commission, the number
       of shares required to achieve a shareholding
       consisting or round lots [one round lot is
       equal to 100 shares]; and that a decision on
       the period and precise terms of the offering
       be left to the discretion of the Board, with
       the condition that the offering, if implemented,
       must be completed before the 2009 AGM

17.    Transact any other business                               Non-Voting    No vote

18.    Conclude the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701323672
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    THE READING OF THE EXECUTIVE BOARD S REPORT.              Mgmt          Against                        Against
       AUTHORIZATION TO THE COMPANY TO CARRY OUT TRADES
       ON ITS OWN SHARES, WITHIN THE LIMIT OF 10 PCT
       OF  THE CAPITAL. SETTING THE MAXIMUM PRICE
       TO BUY PER SHARE AND OF THE  MAXIMUM AMOUNT
       TO PURCHASE SECURITIES. SHARES COULD BE BOUGHT
       IN ONE  OR SEVERAL TIMES, BY ANY MEANS. AS
       CONSEQUENCE, POWERS TO THE  EXECUTIVE BOARD.
       THIS AUTHORIZATION CANCELS AND REPLACES
       THE ONE GIVEN BY THE GENERAL  MEETING DATED
       ON 4TH MAY 2007 INTO ITS RESOLUTION 8.

e.2    THE READING OF THE EXECUTIVE BOARD S, THE STATUTORY       Mgmt          For                            For
       APPRAISERS S AND THE  DEMERGER AUDITORS S REPORTS.
       APPROVAL OF THE ASSETS PARTIAL  CONTRIBUTION
       PLAN CONCLUDED ON THE 12.06.07 WITH THE COMPANY
       FONCIERE EUROPE LOGISTIQUE IN WHICH THE COMPANY
       BRINGS ITS WHOLE  ASSETS CONCERNING ITS ACTIVITY
       AGAINST THE PAYMENT OF THE  CORRESPONDING LIABILITIES
       BY THE FONCIERE EUROPE LOGISTIQUE  WILL RECEIVE
       AS PAYMENT OF ITS CONTRIBUTION NEW SHARES EUROPE
       LOGISTIQUE ENTIRELY PAID-UP TO BE CREATED
       BY FONCIERE EUROPE  LOGISTIQUE AS CAPITAL INCREASE
       INCLUDING BY A TOTAL CONTRIBUTION  PREMIUM.

E.3    DELEGATION OF POWERS TO THE EXECUTIVE BOARD               Mgmt          For                            For
       IN ORDER TO OBSERVE THE  ACCOMPLISHMENT OF
       THE SUSPENSIVE CONDITIONS STIPULATED INTO
       OF THE PARTIAL CONTRIBUTION TREATY.POWERS FOR
       FORMALITIES.

E.4    READING OF THE EXECUTIVE BOARD S REPORT AND               Mgmt          For                            For
       OF THE STATUTORY  AUDITORS SPECIAL REPORT.
       AUTHORIZATION TO THE EXECUTIVE BOARD TO  REDUCE
       CAPITAL, IN ONE OR SEVERAL TIMES, BY CANCELLATION
       OF SHARES  OWNED BY THE COMPANY OR THAT COULD
       BE BOUGHT AS EXPLAINED IN THE  RESOLUTION 1,
       WITHIN THE LIMIT OF 10 PCT OF CAPITAL  POWERS
       TO THE EXECUTIVE BOARD TO FIX THE METHODS TO
       CANCEL.

E.5    POWERS FOR FORMALITIES.                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701535847
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  MIX
    Meeting Date:  16-May-2008
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

o.1    Receive the reports of the Supervisory Board              Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented
       earnings for the FY: EUR 276,972,766.12 accordingly
       the shareholders meeting gives permanent discharge
       to the Directors for the performance of their
       duties during the said FY

o.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors approve the consolidated financial
       statements for the said FY in the form presented
       to the meeting income for the FY : EUR 792,669,000.00

o.3    Approve the shareholders profit for the retained          Mgmt          For                            For
       earnings account following this appropriation,
       the retained earnings account will show a new
       balance of EUR 276,990,456.12 legal reserve:
       EUR 12,482,446.80 dividends EUR 217,586,989.70
       retained earnings: EUR 55,466,289.52 the general
       shareholders meeting authorizes the Executive
       Board to deduct from the account retained earnings,
       and if necessary the accounts share premiums
       of merger, contributions, required amounts
       to pay the dividend in the event that the company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account the shareholders will receive a net
       dividend of EUR 5.30 per share, and will entitle
       to the 40 % deduction provided by the French
       Tax Code this dividend will be paid on 23 MAY
       2008 the dividend deducted on the profit of
       the Company rises in EUR 45,661,650.00 the
       amount of dividend deducted on the profit of
       the Company rises in EUR 2,565,3 43.35 as required
       by law, it is reminded that for the last 3
       FY the dividends paid, were as follows: EUR
       2.64 for FY 2004 EUR 4.00 for FY 2005 EUR 2.00
       for FY 2006

o.4    Receive the report of the Auditors on agreements          Mgmt          For                            For
       governed by Article L.225.86 of the French
       Commercial Code, approve the agreements entered
       into or which remained in force during the
       FY

o.5    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired 10 % of capital maximum
       funds invested in the share buybacks: EUR 400,000,000.00
       this authorization is give n for a 18 month
       period supersedes the fraction unused of the
       authorization granted by the shareholders meeting
       of 23 JUL 2007 in its Resolution number 1 the
       shareholders meeting delegates all powers to
       the Executive Committee to take all necessary
       measures and accomplish all necessary formal

o.6    Approve and Ratify the cooptation of Societe              Mgmt          Against                        Against
       Batipart Immobilier as a Member Supervisory
       Board until the shareholders meeting called
       to the financial statements for the FY 31 DEC
       2012

o.7    Appoint Mr. Leo Nardo Del Vecchio as a Member             Mgmt          Against                        Against
       of the Supervisory Board for a 6 year period

o.8    Appoint Mr. Ser Gio Erede as a Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.9    Approve the shareholders meeting delegates to             Mgmt          For                            For
       the Executive Committee the necessary powers
       to increase the capital, on one or more occasions,
       in france or abroad, by a maximum nominal amount
       of EUR 5,000,000.00, by issuance, with deletion
       subscription rights maintained, of share and
       debt securities the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 100,000,000.00 this authorization
       is granted for a 26 month period this a mount
       shall count against the overall value set forth
       in resolution number 32 the shareholders meeting
       decides to cancel the shareholders preferential
       subscription rights the shareholders meeting
       delegates all powers to the executive committee
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Approve that the shareholders' meeting resolves           Mgmt          For                            For
       that the executive committee may decide to
       increase the number of securities to be issued
       in the event of a capital increase with or
       without preferential subscription right of
       shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15 % of the initial issue this delegation is
       granted for a 26 month period

E.11   Approve the shareholders meeting delegates to             Mgmt          Against                        Against
       the Executive Committee all powers to grant,
       in one or more transactions, to beneficiaries
       to be chosen by it options giving the right
       either to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 615,812 share the
       present authorization is granted for a 26 month
       period the shareholders meeting decides to
       cancel the shareholders preferential subscription
       rights this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders meeting of 04 MAY 2007 in its
       resolution number 35 the shareholders meeting
       delegates all powers t o the executive committee
       to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Executive Committee to increase             Mgmt          Against                        Against
       the share capital on one or more occasions,
       at its sole discretion in favour of employees
       and corporate officers of the company who are
       Members of a Company savings plan this delegation
       is given for a 26 month period and for a nominal
       amount that shall not exceed EUR 500,000.00
       this amount not shall count against the overall
       value the share holders meeting decides to
       cancel the shareholders preferential subscription
       rights in favour of members this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 04 MAY
       2007 in its resolution number 36 the shareholders
       meeting delegates all powers to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities

E.13   Authorize the Executive Committee to grant for            Mgmt          Against                        Against
       free, on one or more occasions existing or
       future shares, in favour of the employees or
       the corporate officers of the company and related
       companies they may not represent more than
       10 % of the share capital the present delegation
       is given for a 38 month period this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 04 MAY
       2007 in its resolution number 37 the shareholders
       meeting delegates all powers to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities

E.14   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the company in
       connection with a stock repurchase plan, up
       to a maximum of 10 % of the share capital over
       a 24 month period this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 23 JUL 2007
       in its resolution number 4 the shareholders
       meeting delegates all powers to the executive
       committee t o take all necessary measures and
       accomplish all necessary formalities

E.15   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  701396322
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  AGM
    Meeting Date:  22-Nov-2007
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       Receive the annual report of the Goodman Group            Non-Voting    No vote

       PLEASE NOTE THAT RESOLUTION 1 IS FOR GOODMAN              Non-Voting    No vote
       INTERNATIONAL LIMITED. THANK YOU.

1.     Elect Ms. Diane Grady as a Director of the Company,       Mgmt          For                            For
       who retiers in accordance with the Constitution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       GOODMAN INTERNATIONAL LIMITED AND GOODMAN INDUSTRIAL
       TRUST. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

S.3    Approve, for the purposes [including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26], the issue of securities that
       are not subscribed for by Securityholders under
       the DRP for the distribution periods from 01
       JAN 2008 to 31 DEC 2008 to the underwriter
       of the DRP, or persons procured by the underwriter

4.     Approve, for the purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules for: a) the issue
       of 2,000,000 Securities to Mr. Gregory Goodman
       under the ESAP at an issue price of AUD 7.23
       per Security; and b) the making of an interest
       bearing loan of AUD 14,460,000 on a limited
       recourse basis under the ESAP for the purpose
       of acquiring those Securities

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       and the Listing Rules for the issue of 2,700,000
       Options to Mr. Gregory Goodman at an exercise
       price of AUD 6.36




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701508624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  01-May-2008
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Director's report and financial               Non-Voting    No vote
       statements for the YE 31 DEC 2007 together
       with Auditor's report

1.     Re-elect Dr. Kenneth Moss as a Director of the            Mgmt          For                            For
       Company

2.     Re-elect Ms. Elizabeth Nosworthy as a Director            Mgmt          For                            For
       of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX listing Rule 7.2, Exception
       9, the GTP Group Deferred Stapled Security
       Plan [the Employee plan], as specified, and
       the issue of stapled securities under that
       plan

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX listing Rule 7.2, Exception
       9, GTP Group Non-executive Director Stapled
       Security Plan [the NED plan], as specified,
       and the issue of stapled securities under that
       plan




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701559873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare the payment of a final dividend of HK             Mgmt          For                            For
       35cents per share

3a.    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          For                            For

3.b    Re-elect Mr. Cheng Hoi Chuen, Vincent as a Director       Mgmt          Against                        Against

3.c    Re-elect Ms. Madam Law Wai Duen as a Director             Mgmt          For                            For

3.d    Re-elect Mr. Kan Tak Kwong as a Director                  Mgmt          Against                        Against

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2008

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.a    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company [Shares] during the relevant period
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended] [or any other
       applicable Law of Bermuda] to be held]

7.b    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus [if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company] the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution], otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held]

7.c    Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 7.B as
       specified in respect of the share capital of
       the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701275910
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2007
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports for the YE 31 MAR 2007

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2007

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Robert Noel as a Director of               Mgmt          For                            For
       the Company

5.     Re-appoint Mr. Kathleen O'Donovan as a Director           Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. Charles Irby as a Director of              Mgmt          For                            For
       the Company

7.     Appoint Mr. Neil Thompson as a Director of the            Mgmt          For                            For
       Company

8.     Appoint Mr. Jonathan Short as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

10.    Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

11.    Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

S.12   Approve to renew the Directors' limited authority         Mgmt          For                            For
       to allot shares for cash

S.13   Approve to renew the authority enabling the               Mgmt          For                            For
       Company to buy its own shares




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701492150
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  01-May-2008
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements

2.     Receive and approve the remuneration report               Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. John Clare                                   Mgmt          For                            For

5.     Re-elect Mr. John Richards                                Mgmt          For                            For

6.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

7.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

S.9    Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Companies Act 1985 to allot equity
       securities as though Section 89(1) of that
       Act did not apply to each allotment

S.10   Authorize market purchases by the Company of              Mgmt          For                            For
       its shares

S.11   Approve the save as you to earn scheme                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HEIWA REAL ESTATE CO.,LTD.                                                                  Agenda Number:  701608373
--------------------------------------------------------------------------------------------------------------------------
        Security:  J19278100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  JP3834800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 HELICAL BAR PLC, LONDON                                                                     Agenda Number:  701319089
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43904195
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2007
          Ticker:
            ISIN:  GB00B0FYMT95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts of the Company           Mgmt          For                            For
       for the YE 31 MAR 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend of 2.75 pence per ordinary       Mgmt          For                            For
       share of 1 pence each in the capital of the
       Company, as recommended by the Directors of
       the Company

3.     Re-elect Mr. C.G.H. Weaver as a Director of               Mgmt          Abstain                        Against
       the Company, in accordance with the Financing
       Reporting Council's Combined Code on Corporate
       Governance

4.     Re-elect Mr. G.A. Kaye as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

5.     Re-elect Mr. P.M. Brown as a Director of the              Mgmt          For                            For
       Company, who retires by rotation

6.     Re-appoint Grant Thornton UK LLP as the Auditors,         Mgmt          For                            For
       to hold the office until the conclusion of
       the next general meeting of the Company at
       which the accounts are laid before the Company

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80 of the
       Act] up to an aggregate nominal amount of GBP
       319,064; [Authority expires on 24 JUL 2008];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95(1)
       of the Act [the Act], to allot equity securities
       [Section 94 of the Act] for cash pursuant to
       the authority conferred by Resolution 9, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities; sell
       relevant shares [Section 94(5) of the Act]
       in the Company if, immediately before the sale,
       such shares are held by the Company as treasury
       shares [Section 162A(3) of the Act] [Treasury
       Shares] for cash [Section 162D(2) of the Act],
       as if Section 89(1) of the Act did not apply
       to any such sale, provided that such power
       shall limited to the allotment of equity securities
       and the sale of treasury shares: a) in connection
       with a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 47,859; [Authority expires on 24 JUL 2008];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make 1 or more market purchases
       [Section 163(3) of the Act] of up to 9,562,371
       ordinary shares, at a minimum price of 1 pence
       each (exclusive of expenses, if any) and up
       to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or 30 SEP 2008]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.12   Amend the Articles 3,12,60,69,75.2,75.6,78,80,88,93.1,     Mgmt          For                            For
       101.3(d),105.4,116,126,146,147,148,149,150 and 155 of
       the Company's Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LD DEV LTD                                                                        Agenda Number:  701385975
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2007
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Li Ning as a Director                        Mgmt          For                            For

3.c    Re-elect Sir. Po-shing Woo as a Director                  Mgmt          For                            For

3.d    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          For                            For

3.e    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          Against                        Against

3.f    Re-elect Professor Ko Ping Keung as a Director            Mgmt          Against                        Against

3.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.a    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.c    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701539489
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          For                            For
       Auditor's report for the YE 31 DEC 2007 and
       declare a final dividend

2.     Re-elect Mr. Charles Allen-Jones as a Director            Mgmt          For                            For

3.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Henry Keswick as a Director                  Mgmt          For                            For

5.     Approve to fix the Directors' fees                        Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          For                            For
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, otherwise
       than pursuant to a rights issue [for the purpose
       of this resolution] [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory], or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully-paid shares of
       the Company, not exceeding USD 11.4 million,
       up to an aggregate nominal amount of USD 76.5
       million; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held]

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       [for the purposes of this resolution], to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to this resolution shall
       be less than 15% of the aggregate nominal amount
       of the existing issued share capital of the
       Company at the date of this meeting, and such
       approval shall be limited accordingly, and
       said the approval of this resolution shall,
       where permitted by applicable Laws and regulations
       and subject to the limitation in this Resolution,
       extend to permit the purchase of shares of
       the Company i) by subsidiaries of the Company;
       ii) pursuant to the terms of put warrants or
       financial instruments having similar effect
       [Put Warrants] whereby the Company can be required
       to purchase its own shares, provided that where
       Put Warrants are issued or offered pursuant
       to a rights issue [as specified in Resolution
       7] the price which the Company may pay for
       shares purchased on exercise of Put Warrants
       shall not exceed 15% more than the average
       of the market quotations for the shares for
       a period of not more than 30 nor less than
       the five dealing days falling one day prior
       to the date of any public announcement by the
       Company of the proposed issue of Put Warrants;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which such meeting is required by Law
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701538691
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  14-May-2008
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2007

3.i    Re-elect Mr. Peter Ting Chang Lee as the Director         Mgmt          For                            For

3.ii   Re-elect Sir David Akers-Jones as the Director            Mgmt          For                            For

3.iii  Re-elect Mr. Tom Behrens-Sorensen as the Director         Mgmt          For                            For

3.iv   Re-elect Mr. Chien Lee as the Director                    Mgmt          For                            For

3.v    Re-elect Mr. Ricky Tin For Tsang as the Director          Mgmt          For                            For

3.vi   Re-elect Ms. Wendy Wen Yee Yung as the Director           Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company at a fee to be
       agreed by the Directors

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% where the
       shares are to be allotted wholly for cash,
       and in any event 20% of the aggregate nominal
       amount of the share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period to purchase or otherwise acquire shares
       of HKD 5.00 each in the capital of the Company
       in accordance with all the applicable laws
       and the requirements of the Listing Rules,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  701485268
--------------------------------------------------------------------------------------------------------------------------
        Security:  F30198109
    Meeting Type:  MIX
    Meeting Date:  16-Apr-2008
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1.   Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 31 DEC 2007 as presented
       and showing income of EUR 72,714,083.85; and
       there were no expenses and charges that were
       not tax deductible

O.2.   Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Articles L.225.38 and
       sequence of the French Commercial Code, the
       said report and the agreements referred to
       therein

O.3.   Approve the separation pay granted to Sergegrzybowski,    Mgmt          For                            For
       the Chairman and the Managing Director, by
       the Board of 13 FEB 2008, in the event of a
       cancellation and if the terms linked to the
       performances of the beneficiary are carried
       out; this separation pay is also due if the
       Chairman and the Managing Director's term of
       office is sending consecutively to its term
       of office as Director

O.4.   Grant permanent discharge to the Chairman and             Mgmt          For                            For
       the Managing Director and to the Directors
       for the performance of their duties during
       the said FY

O.5.   Approve the appropriate the income for the FY             Mgmt          For                            For
       as follows; income for FY: EUR 72,714,083.85,
       allocation to the legal reserve: a negative
       result of EUR 3,635,704.19, retained earnings:
       EUR 8,591,028.10 i.e. a distributable income
       of EUR 77,669,407.76 withdrawal from the other
       reserves EUR 51,935,750.92 withdrawal from
       the merger premium: EUR 30,274,626.32; dividends:
       EUR 159,879,785.00; receive a dividend of EUR
       3.25 per share, and will entitle for natural
       persons to the 40% allowance provided by the
       French Tax Code, this dividend will be paid
       on 30 APR 2008; in the event that the Company
       holds some of its own shares on the day the
       dividends are paid, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account as required
       By law

o.6    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidate
       financial statements for the said FY, in the
       form presented to the meeting and showing net
       profit group share of EUR: 36,900,000.00

o.7    Appoint the Mr. Christian Bouvier as a Director           Mgmt          For                            For
       for a 4 year period

o.8    Appoint Mr. Thierry Gaubert as a Director for             Mgmt          For                            For
       a 4 year period

o.9    Appoint Mr. Dominique Marcel as a Director for            Mgmt          For                            For
       a 4 year period

o.10   Approve to award total annual fees of EUR 300,000.00      Mgmt          For                            For
       to the Board of Directors

E.11   Approve the minutes of the special shareholders'          Mgmt          For                            For
       meeting of the redeemable bondholders in Icade
       shares [bereunder the ORA 02 10 92], resolves,
       consequently to the realization of the merger
       of Icade Foncieredes Pimonts by Icade [Ex Icade
       EMGP] on 30 NOV 2007, to replace the term Fonciere
       Des Pimonts by the term issuer in the issuance
       contract of the ORA 02 10 92

E.12   Approve the consequently to the completion of             Mgmt          For                            For
       the merger of Icade Fonciere Des Pimonts by
       Icade [Ex Icade EMGP]; and to decides to replace
       the term Icade Fonciere Despimonts by the term
       issuer in the issuance contract of the ORA
       02 10 92

E.13   Amend the Article 'early refund of the holders            Mgmt          For                            For
       of bonds' of the issuance contract of the ORA
       02 10 92

E.14   Approve to replace the Article 'salary' of the            Mgmt          For                            For
       issuance contract of the ORA 02 10 92 by a
       new one

E.15   Approve the consider the minutes of the special           Mgmt          For                            For
       shareholders meeting of the redeemable bondholders
       in Icade shares [hereunder the ORA 01 20 92],
       resolves, consequently to the realization of
       the merger of Icade Fonciere Des Pimonts by
       Icade on 30 NOV 2007, to replace the term Fonciere
       Des Pimonts by the term issuer in the issuance
       contract of the ORA 01 20 92

e.16   Amend the Article 'Entitlement of the shares              Mgmt          For                            For
       of the issuer [Fonciere Des Pimonts]' of the
       issuance contract of the ORA 01 20 92

E.17   Amend the Article 'early refund of the holders            Mgmt          For                            For
       of bonds' of the issuance contract of the ORA
       01 20 92

E.18   Approve to replace the Article 'salary' of the            Mgmt          For                            For
       issuance contract of the ORA 01 20 92 by a
       new one

E.19   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meting
       to cary out all filings, publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701414776
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2007
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 DEC 2007 AT 09 AM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Amend the Articles 1 and 4 of the Company                 Mgmt          For                            For

2.     Amend the Articles 4 and 16.7 of the Company              Mgmt          For                            For
       and any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701428725
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  OGM
    Meeting Date:  07-Jan-2008
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 JAN 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the authorization of Buy Back; any adjournment    Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701502367
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2008
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors, the Auditors and audit
       firm report, adjournment thereof, consolidated
       financial statement at 31 DEC 2007

2.     General business                                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701532423
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  21-May-2008
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report of the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 126,200,000 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 45,000,000 shall be carried forward ex-dividend
       and payable date: 23 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors Dr. Wolfhard Leichnitz, Dr. Bernd
       Kottmann, Mr. Andreas Barth, Dr. Georg Reul

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board Mr. Detlef Bierbaum, Mr. Peter Rieck,
       Mr. Frank F. Beelitz, Dr. Hans Michael Gaul,
       Mr. David C. Guenther, Dr. Eckart John Von
       Freyend, Mr. Rudolf Lutz, Mr. Friedrich Merz,
       Mr. Claus Schaeffauer

5.     Resolution on the deletion of Section 44[4]1              Mgmt          Against                        Against
       of the Articles of Association

6.     Elections to the Supervisory Board: Mr. Frank             Mgmt          For                            For
       F. Beelitz

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the Articles of Association the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 10,000,0000 through the issue of
       new bearer no-par shares, on or before 20 MAY
       2013, shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for the granting of such rights to bondholders,
       and for residual amounts

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 10% if they are acquired by way of a repurchase
       offer, on or before 20 NOV 2009, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying conversion or option rights,
       and to retire the shares

9.     Appointment of the Auditors: a) appointment               Mgmt          For                            For
       of Auditors for the 2008 fin: PricewaterhouseCoopers
       Ag, Duesseldorf, b) appointment of the Auditors
       for the interim report: PricewaterhouseCoopers
       AG, Duesseldorf entitled to vote are those
       shareholders of record on 30 APR 2008, who
       provide written evidence of such holding and
       who register with the Company on or before
       14 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701373932
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  11-Oct-2007
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     `Approve the sale by Boulevard Development Pte            Mgmt          For                            For
       Ltd [Boulevard], an indirect wholly-owned subsidiary
       of the Company, of its one-third interest in
       the property known as 'One Raffles Quay' [the
       'Property'] to be effected via the sale of
       Boulevard's entire holding of one-third of
       the issued shares [the 'Sale Shares'] in the
       capital of One Raffles Quay Pte Ltd [ORQPL],
       the owner and developer of the property, and
       an assignment of the shareholder's loans and
       accrued interest [if any] thereon [the 'Shareholder's
       Loan'] extended by Boulevard to ORQPL, at the
       consideration for the sale shares and the consideration
       for the assignment of the shareholder's loan
       as respectively set out in, and upon the terms
       and subject to the conditions of, the Share
       Purchase Agreement [the 'Share Purchase Agreement']
       dated 30 JUL 2007 made between i) Boulevard,
       as vendor, ii) Keppel Land Properties Pte Ltd
       [a wholly-owned subsidiary of the Company],
       as guarantor, and iii) RBC Dexia Trust Services
       Singapore Limited [in its capacity as trustee
       of K-REIT Asia], as purchaser, as specified;
       and in conjunction with the sale, the acquisition
       by the Company and/or such of its subsidiaries
       as it may designate [collectively, the 'Keppel
       Land Group'] pursuant to the placement [as
       specified] of such number of new units of K-REIT
       Asia to be offered and placed by K-REIT Asia
       to the Keppel Land Group under a proposed equity
       fund raising exercise by K-REIT Asia, with
       the intent that the Keppel Land Group shall
       immediately following K-REIT Asia's equity
       fund raising exercise, maintain its percentage
       unit holding in K-REIT Asia immediately post
       K-REIT Asia's equity fund raising exercise
       at the equivalent level held by it immediately
       prior to such exercise; and authorize the Directors
       of the Company to do and complete all such
       acts, deeds, documents and things as may be
       considered necessary or expedient for the purposes
       of giving effect [as the case requires] to
       either of the aforesaid transactions and/or
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701511140
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2008
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare the final dividend and special dividend           Mgmt          For                            For
       as recommended by the Directors for the YE
       31 DEC 2007

3.     Re-elect Mr. Lim Chee Onn as a Director who               Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

5.     Re-elect Professor Tsui Kai Chong as a Director           Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Tan Yam Pin as a Director who retires        Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

7.     Re-elect Mr. Heng Chiang Meng as a Director               Mgmt          Against                        Against
       who retires in accordance with the Articles
       of Association of the Company

8.     Approve the Directors' fees of SGD 679,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Messrs. Ernst & Young as the Auditors,         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association:
       a) i) issue shares in the capital of the Company
       [Shares] whether by way of right, bonus or
       otherwise, and including any capitalization
       pursuant to Article 136 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively Instruments], at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued
       shares in the capital of the Company [as calculated
       in accordance with sub-point (ii) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-paragraph (ii) below]; ii) for the
       purpose of determining the aggregate number
       of shares that may be issued under subpoint
       (i) above, the percentage of issued shares
       shall be calculated based on the number of
       issued shares in the capital of the Company
       as at the date of the passing of this resolution
       after adjusting for: aa) new shares arising
       from the conversion or exercise of convertible
       securities; bb) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution approving the mandate, provided
       the options or awards were granted in compliance
       with the rules and regulations of the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and cc) any subsequent consolidation or sub-division
       of shares; c) in exercising the power to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires earlier at the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

11.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company not
       exceeding in aggregate the Maximum Limit [as
       specified; 'Maximum Limit' means that number
       of issued Shares representing 10% of the total
       number of shares of the Company as at the date
       of the last AGM of the Company or at the date
       of the passing of this ordinary resolution,
       whichever is higher], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price [as
       specified; in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a
       Market Purchase, 105% of the Average Closing
       Price; and b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120% of the Average Closing Price], whether
       by way of: a) market purchase(s) [each a Market
       Purchase] on the SGX-ST; and/or b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable, [Authority
       expires earlier of the date on which the next
       AGM of the Company is held or required by law
       to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated]; [Authority expires
       earlier at the last AGM of the Company was
       held and expiring on the date the next AGM
       of the Company is held or is required Bylaw
       to be held] and; authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

12.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       provided that such transactions are made on
       normal commercial terms and will not be prejudicial
       to the interests of the Company and its minority
       shareholders and in accordance with the review
       procedures as specified [the IPT Mandate];
       [Authority expires at the date that the next
       AGM of the Company is held or is required by
       law to be held]; authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this resolution

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701400169
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  23-Nov-2007
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Chan Wai Ming, William as a Director         Mgmt          For                            For

1.II   Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

1.III  Re-elect Mr. Qian Shaohua as a Director                   Mgmt          For                            For

2.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701453398
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  21-Feb-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Reorganization           Mgmt          Against                        Against
       Agreement as amended by the Amendment Agreement
       [as specified] and the transaction contemplated
       thereunder; and authorize the Board to take
       all such actions as it considers necessary
       or desirable to implement and give effect to
       the Framework Reorganization Agreement as amended
       by the Amendment Agreement and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701517724
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  22-Apr-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701539035
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  06-May-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Wong Siu Kong as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Ho Shut Kan as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. So Hing Woh  as a Director                   Mgmt          For                            For

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       the fees payable to members of the Audit and
       Remuneration Committees ]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital repurchased by
       the Company subsequent to the passing of this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of any option under any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.C    Approve, conditional upon the passing of Resoltion        Mgmt          Against                        Against
       No. 6B, to extend the general mandate granted
       to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional
       upon the passing of Resolution 6.B, to allot
       shares by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T                                                          Agenda Number:  701310877
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2007
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          For                            For
       for the YE 31 MAR 2007, together with the report
       of the Auditors

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and grant authority for the payment of a final
       dividend for the year of 34.0p per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

4.     Re-elect Mr. Paul Myners as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Bo Lerenius as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Francis Salway as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Mike Hussey as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Stuart Rose as a Director                    Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company for the ensuing year

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting    No vote

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 12,958,150.50;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,352,092; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares in accordance with Section 166 of the
       Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985]
       of up 47,041,849 Ordinary Shares of 10p, at
       a minimum price of 10p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2008 ]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

14.    Authorize the Company to serve any notice or              Mgmt          For                            For
       send or supply any other document or information
       to a Member [or where applicable a Nominee]
       by making the notice or document or information
       available on the Company's website or by using
       electronic means

15.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 [the Act] [and,
       in accordance with Section 347D of the Act
       any other Company which is a subsidiary [wholly
       owned or otherwise] of the Company during the
       period to which this resolution relates], to
       make donations to EU political organizations
       and to incur EU political expenditure up to
       a maximum aggregate nominal amount of GBP 20,000
       per annum [Section 347A of the Act]; [Authority
       expires at the conclusion of the AGM of the
       Company in 2008]




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701384579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

1.     Receive the financial reports of Mirvac Group,            Non-Voting    No vote
       and MPT, and the reports of the Directors and
       the Auditors for each entity for the YE 30
       JUN 2007

       PLEASE NOTE THAT THE RESOLUTIONS 2.A AND 2.B              Non-Voting    No vote
       ARE OF MIRVAC LIMITED. THANK YOU.

2.A    Re-elect Mr. James A.C. MacKenzie as a Director           Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

2.B    Re-elect Mr. Richard W. Turner A.M. as a Director         Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

       PLEASE NOTE THAT THE RESOLUTION 3 IS OF MIRVAC            Non-Voting    No vote
       LIMITED. THANK YOU.

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2007

       PLEASE NOTE THAT THE RESOLUTION 4 IS OF MIRVAC            Non-Voting    No vote
       PROPERTY TRUST. THANK YOU.

S.4    Amend the Constitution of Mirvac Property Trust           Mgmt          For                            For
       ARSN 086 780 645 in accordance with the provisions
       of the 'Amending Deed Poll - Mirvac Property
       Trust' as specified and authorize Mirvac Funds
       Limited to execute the amending deed poll and
       lodge it with the Australian Securities and
       Investments Commission

       PLEASE NOTE THAT THE RESOLUTION 5 IS OF MIRVAC            Non-Voting    No vote
       AND MIRVAC PROPERTY TRUST LIMITED. THANK YOU

       PLEASE NOTE THAT RESOLUTION 5 WILL ONLY BE CONSIDERED     Non-Voting    No vote
       IF THE RESOLUTION 4 IS PASSED. THANK YOU.

5.     Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Performance Plan, as specified

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE OF             Non-Voting    No vote
       MIRVAC AND MIRVAC PROPERTY TRUST LIMITED. THANK
       YOU

       PLEASE NOTE THAT RESOLUTION 6 WILL ONLY BE CONSIDERED     Non-Voting    No vote
       IF THE RESOLUTIONS 4 AND 5 ARE PASSED. THANK
       YOU.

6.A    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Gregory
       Paramor [Managing Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.B    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Nicholas
       Collishaw [Executive Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.C    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Adrian Fini
       [Executive Director] in Mirvac Group's Long
       Term Performance Plan on the terms of that
       Plan and as specified




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701613146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701613324
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORI HILLS REIT INVESTMENT CORP, TOKYO                                                      Agenda Number:  701360644
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4665S106
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2007
          Ticker:
            ISIN:  JP3046470005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Commercial Code and the other Securities
       Investment Trust Investment Laws,  , Adopt
       Reduction of Liability System for Accounting
       Auditors, etc.

2.1    Appoint an Executive Director                             Mgmt          For                            For

2.2    Appoint an Executive Director                             Mgmt          For                            For

3.1    Appoint a Supervisory Director                            Mgmt          For                            For

3.2    Appoint a Supervisory Director                            Mgmt          For                            For

3.3    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701398162
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2007
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited Financial Statements     Mgmt          For                            For
       and the Reports of the Directors and Auditors
       for the year ended 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Dr. Cheng Kar-Shun, Henry as Director            Mgmt          For                            For

3.b    Re-elect Mr. Chow Kwai-Cheung as Director                 Mgmt          For                            For

3.c    Re-elect Mr. Fu Sze-Shing as Director                     Mgmt          For                            For

3.d    Re-elect Mr. Lee Luen-Wai, John as Director               Mgmt          Against                        Against

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint PricewaterhouseCoopers as Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution otherwise than pursuant to: i) a
       Rights Issue; or ii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iii) the exercise of any share option scheme
       of the Company or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law or the Articles of Association
       of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for such purposes, subject to and in accordance
       with Cayman Islands Law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange or rules
       of any other stock exchange as amended from
       time to time  not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.1 and 5.2, to extend the general mandate
       granted to the Directors by addition to the
       aggregate nominal value of the share capital
       of the Company which may be allotted or agreed
       to be allotted by the Directors pursuant to
       Resolution 5.1, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701628375
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the master service agreement           Mgmt          For                            For
       dated 27 MAY 2008 entered into between the
       Company and New World Development Company Limited
       [the "Master Service Agreement"], a copy of
       the circular dated 10 JUN 2008 marked "A" and
       a copy of the Master Service Agreement marked
       "B" have been produced to the meeting and signed
       by the Chairman of the meeting for the purpose
       of identification, and the terms of and the
       transactions contemplated thereunder; and the
       annual cap in respect of each category of the
       Services [as defined in the circular] under
       the Master Service Agreement; and authorize
       any one of the Director of the Company for
       and on behalf of the Company to execute all
       such documents and to do all such acts or things
       incidental to, ancillary to or in connection
       with the Master Service Agreement




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701344777
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2007
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          Against                        Against

2.     Approve the notice and the agenda                         Mgmt          Against                        Against

3.     Elect 1 person to co-sign the minutes of the              Mgmt          Against                        Against
       EGM

4.     Approve to increase the share capital up to               Mgmt          Against                        Against
       405,000,000 with preference for existing shareholders

5.     Authorize the Board to increase the share capital,        Mgmt          Against                        Against
       valid to 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701567488
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  OGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect a person to Chair the meeting                       Mgmt          For                            For

2.     Approve the notice and agenda of the general              Mgmt          For                            For
       meeting

3.     Elect the person to co-sign the minutes                   Mgmt          For                            For

4.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for the FY 2007

5.     Approve to determine the remuneration to the              Mgmt          For                            For
       Board of Directors

6.     Approve the Auditors fee                                  Mgmt          For                            For

7.     Elect the Board of Directors/Board Members                Mgmt          Against                        Against

8.     Approve the Board statement regarding the specification   Mgmt          For                            For
       of salaries and other remuneration to the Management
       pursuant to the Section 6-16A of the Public
       Limited Liability Companies Act

9.     Elect the Members of the Nomination Committee             Mgmt          For                            For

10.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital-cash

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital-contribution in




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701614085
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          For                            For

2.     Approve the notice and the agenda                         Mgmt          For                            For

3.     Elect 1 person to co-sign the minutes together            Mgmt          For                            For
       with the Chairman

4.     Approve to increase share capital                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INV. TRUST                                                      Agenda Number:  932909053
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  Annual and Special
    Meeting Date:  18-Jun-2008
          Ticker:  PMZFF
            ISIN:  CA74157U1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND CARDY                                              Mgmt          For                            For
       MICHAEL LATIMER                                           Mgmt          For                            For
       KERRY D. ADAMS                                            Mgmt          For                            For
       WILLIAM J. BIGGAR                                         Mgmt          For                            For
       IAN COLLIER                                               Mgmt          For                            For
       KENNETH FIELD                                             Mgmt          For                            For
       G.T. (TOM) GUNN                                           Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP AS AUDITORS AND               Mgmt          For                            For
       TO AUTHORIZE THE TRUSTEES TO FIX THEIR REMUNERATION:

03     TO PASS A RESOLUTION APPROVING THE IMPLEMENTATION         Mgmt          For                            For
       OF AN EQUITY INCENTIVE PLAN IN FAVOUR OF CERTAIN
       OFFICERS AND KEY EMPLOYEES OF THE REIT OR ANY
       OF ITS AFFILIATES, THE TRUSTEES OF THE REIT,
       AND DESIGNATED SERVICE PROVIDERS WHO SPEND
       A SIGNIFICANT AMOUNT OF TIME AND ATTENTION
       ON THE AFFAIRS AND BUSINESS OF THE REIT AS
       SET OUT IN SCHEDULE 'A" TO THE MANAGEMENT INFORMATION
       CIRCULAR:

04     TO PASS A RESOLUTION RE-CONFIRMING THE ADOPTION           Mgmt          For                            For
       BY THE TRUSTEES OF THE REIT OF A UNITHOLDER
       RIGHTS PLAN FOR THE REIT FOR AN ADDITIONAL
       THREE YEAR PERIOD AS SET OUT IN SCHEDULE "B"
       TO THE MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 QUINTAIN ESTATES AND DEVELOPMENT PLC                                                        Agenda Number:  701338813
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73282108
    Meeting Type:  AGM
    Meeting Date:  04-Sep-2007
          Ticker:
            ISIN:  GB0007184442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Group for the YE
       31 MAR 2007

2.     Declare a final dividend of 8.25 pence per share          Mgmt          For                            For
       for the YE 31 MAR 2007

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 31 MAR 2007

4.     Receive and adopt the Audit Committee report              Mgmt          For                            For
       for the YE 31 MAR 2007

5.     Re-elect Ms. Joan MacNaughton as a Director               Mgmt          For                            For

6.     Re-elect Ms. Rebecca Worthington as a Director            Mgmt          For                            For

7.     Elect Ms. Tonianne Dwyer as a Director                    Mgmt          For                            For

8.     Re-elect Mr. David Pangbourne as the Chairman             Mgmt          For                            For
       of the Audit Committee

9.     Re-elect Mr. Martin Meech as the Chairman of              Mgmt          For                            For
       the Remuneration Committee

10.    Re-appoint KMPG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company

11.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

12.    Approve that the Section 80 period as defined             Mgmt          For                            For
       in Article 11[d][ii] of the Articles of Association
       of the Company shall be the period expiring
       after the date of the passing of this resolution
       and that for such period the Section 80 amount
       shall be GBP 10,796,526 [being one third of
       the nominal value of the issued share capital
       as at 31 MAR 2007]

S.13   Approve that Section 89 period defined in Article         Mgmt          For                            For
       11[d][iii] of the Articles of Association of
       the Company shall be the period expiring 15
       months after the passing of this resolution
       and that for such period the Section 89 amount
       as defined in Article 11[d][v] shall be GBP
       1,619,478 being 5% of the issued share capital
       as at 31 MAR 2007

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163 of the Act] of its own shares
       [herein referred to as ordinary shares] on
       such terms and in such manner as the Directors
       may form time to time determine provided that:
       the maximum number of ordinary shares authorized
       to be purchased is 12,955,831 [being 10% of
       the shares in issue as at 31 MAR 2007], at
       a minimum price of 25p [exclusive of expenses
       payable by the Company] and equal to 105% above
       the average middle market quotations for an
       ordinary shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days immediately preceding the day
       on which the ordinary shares are purchased
       [exclusive of expenses payable by the Company];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 15 months];
       the Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 SAFESTORE HOLDINGS PLC, HERTFORDSHIRE                                                       Agenda Number:  701468844
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77733106
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  GB00B1N7Z094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts and reports         Mgmt          For                            For
       for the YE 31 OCT 2007

2.     Re-appoint the Company's Auditors                         Mgmt          For                            For

3.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

4.     Declare a final dividend for the YE 31 OCT 2007           Mgmt          For                            For

5.     Re-appoint Mr. Stephen Williams as a Director             Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. John Von Spreckelsen as a Director         Mgmt          Abstain                        Against
       of the Company

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 OCT 2007

8.     Authorize the Company to make political donations         Mgmt          For                            For
       and incur political expenditure

9.     Authorize the Directors to allot revenant securities      Mgmt          For                            For

S.10   Authorize the disapplication of pre-emption               Mgmt          For                            For
       rights

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares

S.12   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701323999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277109
    Meeting Type:  EGM
    Meeting Date:  26-Jul-2007
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, to dispose Slough Estates USA, Inc.              Mgmt          For                            For
       [SEUSA] and its subsidiaries as specified and
       subject to the conditions contained in the
       share purchase agreement dated 3 JUN 2007 entered
       into between the Company and Health Care Property
       Investors, Inc [the SPA]; and authorize the
       Directors of the Company [or a duly authorized
       Committee of the Directors] to conclude and
       implement the same in accordance with such
       terms and conditions and to agree such amendments
       and variations to, and waivers of, such terms
       and conditions [provided such amendments, variations
       or waivers are not of a material nature] and
       to any documents relating thereto as they may,
       in their absolute discretion, think fit

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolution 1 as specified, in accordance
       with the terms and subject to the conditions
       as specified, and subject to and conditional
       upon the admission of the New Ordinary Shares
       and any Fractional Entitlement Shares [as specified]
       to the Official List of United Kingdom Listing
       Authority and to trading on the London Stock
       Exchange's market for and date as the Directors
       of the Company [or a duly authorized Committee
       of the Directors] may decide; a) to sub-divided
       all ordinary shares of 25 pence each in the
       capital of the Company which, at 06:00 PM on
       Friday, 17 AUG 2007 [or such other time and
       date as the Directors of the Company (or a
       duly authorized Committee of the Directors)
       may determine] shown in the books of the Company
       as authorized, whether issued or unissued,
       into new ordinary shares of 1/12 pence each
       in capital of the Company [the Intermediate
       Shares]; and b); i) to consolidated all Intermediate
       Shares that are unissued into new ordinary
       shares of 27 1/12 pence each in the capital
       of the Company [the Unissued New Ordinary Shares],
       provided that, where such consolidated would
       otherwise result in fraction of an unissued
       New Ordinary share, that number of Intermediate
       Shares which would otherwise constitute such
       fraction shall be cancelled pursuant to Section
       121(2)(e) of the Companies Act 1985; and ii)
       all Intermediate shares that are in issue shall
       be consolidated into new ordinary shares of
       27 1/12 pence each in the capital of the Company
       [the New Ordinary Shares], provided that, where
       such consolidation results in any member being
       entitled to a fraction of a New Ordinary Share,
       such fraction shall, so far as possible, be
       aggregated with the fractions of a New Ordinary
       Share to which other members of the Company
       may be entitled and authorize the Directors
       of the Company to sell [or appoint any other
       person to sell] to any person, on behalf of
       the relevant members, all the New Ordinary
       Shares representing such fractions [the Fractional
       Entitlement Shares], at the best price reasonably
       obtainable and to distribute the proceeds of
       sale [net of expenses] in due proportion among
       the relevant members entitled thereto [save
       that any fraction of a penny which would otherwise
       be payable shall be rounded up or down in accordance
       with the usual practice of the registrar of
       the Company and save that, pursuant to the
       Article 61 of the Company's Articles of Association,
       the Company may retain the net proceeds of
       sale of such Fractional Entitlement Shares
       where the individual amount of new proceeds
       to which any member is entitled is less then
       GBP 3.00] and authorize any Director of the
       Company [or any person appointed by the Directors
       of the Company] to execute an instrument of
       transfer in respect of such Fractional Entitlement
       Shares on behalf of the relevant members and
       to do all acts and things the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with, the
       discretion of any Buyer of any such Fractional
       Entitlement Share




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701528626
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  AGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of the accounts for the             Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and the Auditors thereon

2.     Declare the final dividend of the 14.7 pence              Mgmt          For                            For
       [comprising a dividend of 9.0 pence and a property
       income distribution of 5.7 pence] per shares
       recommended by the Directors in respect of
       the YE 31 DEC 2007 payable on 23 MAY 2008 to
       holders of ordinary shares registered at the
       close of business on 18 APR 2008

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee for the YE 31 DEC 2007

4.     Re-elect Lord Blackwell who retires from the              Mgmt          For                            For
       Board by rotation

5.     Re-elect Mr. Ian Coull who retires from the               Mgmt          For                            For
       Board by rotation

6.     Re-elect Mr. David Sleath who retires from the            Mgmt          For                            For
       Board by rotation

7.     Re-elect Mr. Thom Wernink who retires from the            Mgmt          For                            For
       Board by rotation

8.     Re-appoint Deloitte & Young LLP as the Auditor            Mgmt          For                            For
       to hold office until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Authorize the Company and all the Companies               Mgmt          For                            For
       that are subsidiaries of the Company, in accordance
       with Section 366 and 367 of the Companies Act
       2006 [the 2006 Act], at the time at which this
       resolution is passed or at any time during
       the period for which this resolution has effect
       are authorized to: i) make political donations
       to political parties or independent election
       candidates, as defined in Section 363 and 364
       of the 2006 Act, not exceeding GBP 20,000 in
       total; ii) make political donations to political
       organizations other than political parties,
       as defined Section 363 and 364 of the 2006
       Act, not exceeding GBP 20,000 in total; and
       iii) incur political expenditure as defined
       in Section 365 of the 2006 Act, not exceeding
       GBP 20,000 in total, in any event, the aggregate
       amount of political donations and political
       expenditure made or incurred by the Company
       and its subsidiaries pursuant to this resolution
       shall not exceed GBP 40,000; [Authority expires
       earlier the conclusion of the next AGM or 30
       JUN 2009]

S.11   Approve to renew, in substitution for all existing        Mgmt          For                            For
       unexercised authorities, the authority conferred
       on the Directors by Article 10[a] of the Company's
       Articles of Association [Authority expires
       earlier the conclusion of the next AGM or,
       if earlier, on 19 AUG 2009] [unless previously
       renewed, varied or revoked] and for that period,
       the Section 80 amount is GBP 28,444,573.35

S.12   Approve to renew, subject to the passing of               Mgmt          For                            For
       resolution 11, and in substitution of all existing
       unexercised authorities, the authority conferred
       on the Directors by Articles 10[b] of the Articles
       of Association of the Company [Authority expires
       earlier the conclusion the next AGM of the
       Company or, if earlier, on 19 AUG 2009], [unless
       previously renewed, varied or revoked], and
       for the purposes of Article 10[b] of the Articles
       of Association of the Company, the Section
       89 amount shall be GBP5, 907,771.32

S.13   Authorize the Company for the purpose of Section          Mgmt          For                            For
       166 of the 1985 Act to make market purchases
       [within the meaning of section 163 of that
       Act] of ordinary shares of 27 1/12 p each in
       the Capital of the Company provided that; (a)
       the maximum aggregate number of ordinary shares
       which may be purchased pursuant to this authority
       is GBP 11,815,542.64 [representing 10% of the
       issued ordinary shares of 27 1/12 p; (c) the
       maximum price which may be paid for each ordinary
       share [exclusive of expenses] must not be more
       than the higher of 105% of the average of the
       middle market quotation for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which such ordinary share
       is contracted to be purchased; and [ii] that
       stipulated by Article 5[1] of the Buy-back
       and Stabilization Regulations 2003; (d); [Authority
       expire at the conclusion of the next AGM of
       the Company or on 19 AUG 2009]; and the Company
       may make a contract to purchase its ordinary
       shares under this authority which would or
       might involve the Company purchasing its own
       shares after this authority expires

S.14   Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company as specified, with effect from
       the conclusion of the meeting

15.    Adopt the SEGRO Plc 2008 Long Term Incentive              Mgmt          For                            For
       Plan [the Plan], the principal terms as specified;
       and authorize the Directors to do all acts
       and things necessary or expedient to implement
       the Plan including making any changes to the
       draft rules of the Plan as the Directors consider
       necessary or desirable to obtain any approvals
       or to take account of any statutory, fiscal,
       exchange control or securities regulations
       either generally or in relation to any potential
       participants as long as the overall limits
       contained in the Plan continue to apply




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701560066
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Kuok Khoon Ean as a Director                 Mgmt          Against                        Against

3.ii   Re-elect Mr. Kuok Khoon Loong, Edward as a Director       Mgmt          For                            For

3.iii  Re-elect Mr. Alexander Reid Hamilton as a Director        Mgmt          Against                        Against

3.iv   Re-elect Mr. Michael Wing-Nin Chiu as a Director          Mgmt          For                            For

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to Members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          Against                        Against
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       6.B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6.B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  701512433
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  MIX
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approves the Company's financial
       statements for the YE in 31 DEC 2007, as presented;
       approve the report s of the Chairman of the
       Board of Directors on the conditions for the
       preparation and the organization of the work
       of the Board, and the Auditors on the internal
       Audit procedures in accounting and financial
       matters; Earnings for the FY: EUR 51,404,622.91
       the shareholders' meeting approve the expenses
       and charges that were not tax deductible of
       EUR 15,622.00 grant permanent discharge to
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; earnings for
       the FY: EUR 37,556,238.65

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: distributable
       income: EUR 51,695,898.61 earnings for the
       FY: EUR 51,404,622.91 prior retained earnings:
       EUR 291,275.70 the shareholders will receive
       a net dividend of EUR 4.00 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code; this dividend will be paid
       on 28 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account ;as required by law, it is reminded
       that, for the last 3 FYs, the dividends paid,
       were as follows: EUR 54,737,921.11 for FY 2004
       EUR 60,801,226.50 for FY 2005 EUR 65,152,062.93
       for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 and
       following of the French Commercial Code, notices
       that there are no new agreements

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L225.38 of the
       French Commercial Code; approve the granting
       of an indemnity to Mr. Dominique Schlissinger
       in the event of his removal

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. Philippe Lemoine in
       the event of his removal

O.7    Approve to renew the appointment of Mr. Caisse            Mgmt          Against                        Against
       Centrale De Prevoyance Mutuelle Agricole Retraite
       as a Director for a 6 year period

O.8    Approve to renew the appointment of Mr. Philippe          Mgmt          Against                        Against
       Carraud as a Director for a 6 year period

O.9    Approve to renew the appointment of Societe               Mgmt          Against                        Against
       Mutuelled Assurance Surlavie Du Batiment Et
       Des Travaux publics as a Director for a 6 year
       period

O.10   Approve to renew the appointment of Mr. Groupama          Mgmt          Against                        Against
       as a Director, for a 6 year period

O.11   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 348,240,600.00; [Authority expires
       at 18 month period]; this supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007 in its
       6; to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintain ed, of shares and debt security
       and or by way of capitalizing; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000.00
       and the amount of the shares: EUR 25,000,000.00;[Authority expires at 26 month period]; this supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capita l, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintained, of share and debt security
       and or by way of capitalizing; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000.00;
       and the amount of the share: EUR 25,000,000.00;
       [Authority expires at 26 month period]; this
       supersedes any and all earlier delegations
       to the same effect, to take all necessary measure
       s and accomplish all necessary formalities

E.14   Approve the Board of Directors to increase the            Mgmt          Against                        Against
       number of securities to be issued in the event
       of a capital increase with or without preferential
       subscription right of shareholders, at the
       same price as the initial issue, within 30
       days of the closing of the subscription

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the company
       and comprised of capital securities or securities
       giving access to share capital;[Authority expires
       at 26 month period]; to charge the share issuance
       costs against the related premiums and deduct
       from the premiums the amounts necessary to
       raise the legal reserve to 1/10 of the new
       capital after each increase; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate officers of the Company who are
       members of a Company savings plan;[Authority
       expires at 26 month period], and for a nominal
       amount that shall not exceed EUR 320,000 00,
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 24 month period],
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than 0.25 % of
       the share capital;[Authority expires at 38
       month period]; to cancel the shareholders'
       preferential subscription rights; to take all
       necessary measures and accomplish all necessary
       formalities

E.19   Amend Article Number 1, 22, 24, 2 6, 27 and               Mgmt          For                            For
       31 of the ByLaws

E.20   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SINO LAND COMPANY LIMITED                                                                   Agenda Number:  701386066
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80267126
    Meeting Type:  AGM
    Meeting Date:  15-Nov-2007
          Ticker:
            ISIN:  HK0083000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors' and Independent Auditor's
       reports for the YE 30 JUN 2007

2.     Declare a final dividend of HKD 0.3 per ordinary          Mgmt          For                            For
       share with an option for scrip dividend

3.i    Re-elect The Honourable Ronald Joseph Arculli             Mgmt          For                            For
       [GBS, CVO, OBE, JP] as a Director

3.ii   Re-elect Mr. Raymond Tong Kwok Tung as a Director         Mgmt          For                            For

3.iii  Re-elect Mr. Thomas Tang Wing Yung as a Director          Mgmt          For                            For

3.iv   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as Auditor            Mgmt          For                            For
       for the ensuing year and authorize the Board
       to fix their remuneration

5.i    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purposes, subject to and in accordance with
       all applicable Laws and requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is to be held by law]

5.ii   Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company, to allot, issue or grant securities
       of the Company, including bonds, debentures
       and notes convertible into shares of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to any shares which may be issued
       on the exercise of the subscription rights
       under the Company's warrants or pursuant to
       any scrip dividend scheme or pursuant to a
       rights issue or pursuant to the exercise of
       any share options scheme adopted by the Company
       or pursuant to any rights of conversion under
       any existing convertible bonds, debentures
       or notes of the Company, and provided further
       that these powers of the Directors and this
       general mandate shall be subject to the restrictions
       that the aggregate nominal amount of shares
       allotted or agreed to be allotted or issued
       pursuant thereto, whether by way of option
       or conversion or otherwise, shall not exceed
       20% of the aggregate nominal amount of share
       capital of the Company in issue as at the date
       of passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

5.iii  Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.1 and 5.2, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.1 [up
       to a maximum 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of this resolution], to the
       aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5.2




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701473592
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2008
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Presenting the financial statements and the               Non-Voting    No vote
       Auditor[s] report

2.     Adopt the accounts                                        Mgmt          For                            For

3.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.50 per share

4.     Grant discharge from liability                            Mgmt          For                            For

5.     Approve the remuneration of Board Members                 Mgmt          For                            For

6.     Approve the number of Board Members                       Mgmt          For                            For

7.     Elect the Board                                           Mgmt          For                            For

8.     Approve the remuneration of Auditor[s]                    Mgmt          For                            For

9.     Elect the Auditor[s]                                      Mgmt          For                            For

10.    Amend the Articles of Association                         Mgmt          For                            For

11.    Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

12.    Authorize the Board to decide on share issue              Mgmt          For                            For
       and special rights entitling to shares

13.    Approve the proposal by the state of Finland              Mgmt          Against                        Against
       concerning the appointment of Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701371801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2007
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors' report and financial statements
       for the YE 30 JUN 2007, together with the Independent
       Auditor's report

2.     Re-elect Mr. Duncan Boyle as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Elect Mr. Barry Neil as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Nick Greiner as a Director of the            Mgmt          For                            For
       Company who retires by rotation in accordance
       with the Company's Constitution

5.     Re-elect Mr. Hugh Thorburn as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Re-elect Mr. Graham Bradley as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

7.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2007

8.     Approve to increase the maximum aggregate payment         Mgmt          For                            For
       limit for Non-Executive Directors' fees by
       an amount of AUD 600,000 from AUD 1,900,000
       including superannuation to AUD 2,500,000 including
       superannuation

9.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 395,000 performance rights; and b) the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

10.    Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, Finance Director
       as to 166,000 performance rights; and b) the
       acquisition accordingly by Mr. H. Thorburn
       of those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701613487
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PPTYS LTD                                                                      Agenda Number:  701382575
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Mr. Yip Dicky Peter as Director                  Mgmt          Against                        Against

3.I.B  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       Director

3.I.C  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          For                            For

3.I.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          For                            For

3.I.e  Re-elect Mr. Kwong Chun as a Director                     Mgmt          For                            For

3.II   Approve to fix Directors' fees [the proposed              Mgmt          For                            For
       fees to be paid to each Director, each Vice-Chairman
       and the Chairman for the FY ending 30 JUN 2008
       are HKD 100,000, HKD 110,000 and HKD 120,000
       respectively]

4.     Re-appoint Auditors and to authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       of this resolution, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Articles of Association or by the laws
       of Hong Kong to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus the nominal amount of share capital
       repurchased by the Company [up to 10% of the
       aggregate nominal amount of the issued share
       capital of the Company], otherwise than pursuant
       to i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by its Articles of Association or
       by the Laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to in Resolution 6
       in respect of the share capital of the Company,
       as specified

S.8    Amend the Articles 2, 27, 95, 103(A)(ii), 103(D),         Mgmt          For                            For
       104(A), 108, 110, 119, 121(B), 170  of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701315473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2007

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and fixing of their remuneration

3.A    Re-appoint Mr. Nicholas Robert SALLNOW-SMITH              Mgmt          For                            For
       as a Director of The Link Management Limited,
       as a Manager of the Link REIT [the Manager],
       who retires pursuant to Article 121 of the
       Articles of Association of the Manager

3.B    Re-appoint Mr. Chew Fook Aun as a Director of             Mgmt          For                            For
       The Link Management Limited, as a Manager of
       the Link REIT [the Manager], who retires pursuant
       to Article 121 of the Articles of Association
       of the Manager

4.     Re-elect Dr. Allan ZEMAN as a Director of the             Mgmt          For                            For
       Manager, who will retire by rotation pursuant
       to Article 125 of the Articles of Association
       of the Manager

S.5.A  Approve, subject to the passing the Resolutions           Mgmt          For                            For
       S.5.B, 5.C and 5.G, the insertion of new Paragraph
       Clause 8.1.6 to the Trust Deed as constituting
       The Link REIT [the Trust Deed] as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 8.1.6 of the
       Trust Deed

S.5.B  Amend, subject to the passing the Resolutions             Mgmt          For                            For
       S.5.A, 5.C and 5.G, Clause 8.6 of the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       8.6 of the Trust Deed

S.5.C  Approve, subject to the passing the Resolutions           Mgmt          For                            For
       S.5.A, 5.C and 5.G, the insertion of new Paragraph
       Clause 16.1A to the Trust Deed as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 16.1A  of the
       Trust Deed

S.5.D  Amend, subject to the passing the Resolution              Mgmt          For                            For
       S.5.G, Clause 19.2.12 of the Trust Deed and
       Paragraph 2 of the Second Schedule to the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       19.2.12 of the Trust Deed and Second Schedule
       to the Trust Deed

S.5.E  Amend Clause 8.2.2 of the Trust Deed and insertion        Mgmt          For                            For
       of new Paragraph Clause 8.2.2A 2 to the Trust
       Deed as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things [including executing all
       such documents as may be required; as the Manager,
       such Director of the Manager or the trustee,
       as may consider expedient or necessary or in
       the interests of The Link REIT to give effect
       to the above amendment in relation to Clause
       8.2.2 and 8.2.2A of the Trust Deed

S.5.F  Amend, subject to the passing the Resolutions             Mgmt          For                            For
       S.5.E and 5.G, Clause 8.1.4 of the Trust Deed
       and insertion of new Paragraph Clause 8.1.4A
       and clause 8.14B to the Trust Deed as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 8.1.4, 8.1.4A
       and 8.14B of the Trust Deed

S.5.G  Amend Clause 1.1 of the Trust Deed as specified;          Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 1.1 of the
       Trust Deed

S.5.H  Amend Clause 9.2 of the Trust Deed and insertion          Mgmt          For                            For
       of new Paragraph Clause 9.2.2 as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 9.2 of the
       Trust Deed

S.5.I  Amend Clause 12.4.5 of the Trust Deed as specified;       Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 12.4.5 of the
       Trust Deed

S.5.J  Amend Clause 7.5 of the Trust Deed as specified;          Mgmt          For                            For
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required; as the Manager, such Director
       of the Manager or the trustee, as may consider
       expedient or necessary or in the interests
       of The Link REIT to give effect to the above
       amendment in relation to Clause 7.5 of the
       Trust Deed

6.     Approve, subject to passing of resolutions 5.A,           Mgmt          For                            For
       5.B and 5.C, the long-term Incentive Plan as
       specified and grant of awards and issue of
       units to the connected persons; the issue of
       units of the Link REIT [Units] to connected
       persons from time to time pursuant to the plan
       and any awards granted thereunder, subject
       to compliance with the conditions of any relevant
       waivers obtained in this regard from the securities
       and futures commission in respect of compliance
       with the code on Real Estate Investments Trusts
       and authorize the Manager, any Director of
       the Manager, the Manager and the Trustee to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required; as the Manager,
       such Director of the Manager or the Trustee,
       as may consider expedient or necessary or in
       the interests of the Link REIT to give effect
       to the adoption, operation and administration
       of the plan, the grant of awards to connected
       persons from time to time pursuant to the plan
       and/or the issue of units to connected persons
       from time to time pursuant to the plan and
       any awards granted there under




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701561602
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  27-May-2008
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for YE 31 DEC 2007               Mgmt          For                            For

3.A    Re-elect Mr. Paul M. P. Chan, a retiring Director,        Mgmt          For                            For
       as a Director

3.B    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.D    Re-elect Honorable Vincent K. Fang, a retiring            Mgmt          For                            For
       Director, as a Director

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Approve, with retroactive effect from 01 JAN              Mgmt          For                            For
       2007, an increase in the rate of fee payable
       to the Chairman of the Company from HKD 90,000
       per annum to HKD 100,000 per annum, an increase
       in the rate of fee payable to each of the other
       Directors of the Company from HKD 50,000 per
       annum to HKD 60,000 per annum, and an increase
       in the rate of fee payable to each of those
       Directors of the Company who from time to time
       are also Members of the Audit Committee of
       the Company from HKD 15,000 per annum to HKD
       20,000 per annum

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

7.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding the aggregate of a) 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any share option
       scheme or similar arrangement; or iii) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]

8.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 7, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701473819
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting    No vote
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Directors

8.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701500589
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                  Non-Voting    No vote

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of the income and dividends        Mgmt          For                            For
       of EUR 7 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory              Mgmt          For                            For
       Board Member

O.6    Re-elect Mr. Henri Moulard as a Supervisory               Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Bart Okkens as a Supervisory Board           Mgmt          For                            For
       Member

O.8    Re-elect Mr. Robert ter Haar as a Supervisory             Mgmt          For                            For
       Board Member

O.9    Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       Member

O.10   Elect Mr. Mary Harris as a Supervisory Board              Mgmt          For                            For
       Member

O.11   Ratify the change of the registered Office's              Mgmt          For                            For
       Location to 7, place Du Chancelier Adenauer,
       75016 Paris

O.12   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.13   Approve the reduction in the share capital via            Mgmt          For                            For
       cancellation of repurchased shares

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of             Mgmt          For                            For
       Bylaws regarding shareholding disclosure thresholds,
       shareholder's identification, Supervisory Board
       Members, allocation of income

E.16   Grant authority to filing of the required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701502709
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2008
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Dividend and reservation policy                           Non-Voting    No vote

6.     Declare [final] dividend for the 2007 FY                  Mgmt          For                            For

7.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of their Management during the 2007
       FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of their supervision of the management
       conducted by the Board of Management during
       the 2007 FY

9.     Explanation of the 2007 remuneration report               Non-Voting    No vote

10.    Adopt the remuneration of the Members of the              Mgmt          Abstain                        Against
       Board of Management

11.    Approve the remuneration system for the Members           Mgmt          For                            For
       of the Supervisory Board

12.    Amend the Articles of Association                         Mgmt          For                            For

13.    Re-appoint a Member of the Supervisory Board              Mgmt          For                            For

14.    Any other business                                        Non-Voting    No vote

15.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701556459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to discuss the Company's financial statements     Non-Voting    No vote
       and reports for the YE 31 DEC 2007

2.     Approve the Company's remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. Frank P. Lowy AC, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

4.     Re-elect Mr. David H. Lowy AM, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. David M. Gonski AC, as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

6.     Appoint Prof. Judith Sloan, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

7.     Appoint Mr. John McFarlane, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

8.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and Article 10.9[a] of the Constitution of
       the Company, the maximum aggregate fees payable
       to Directors be increased by AUD 700,000 from
       AUD 1.8 million to AUD 2.5 million per annum



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers International Realty Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/21/2008